Condensed Consolidated Interim Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period	$ 6,427	$ 18,711	$ 8,091	$ 75,923
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(55,276)	64,355	(24,867)	428,407
Cash flow hedge, net of tax (Note 2)	0	217	0	17,124	[1]
Items that will not be reclassified to profit or loss:
Revaluation surplus net of tax	49,512	(33,456)	48,437	(264,129)
Other comprehensive income for the period	(5,764)	31,116	23,570	181,402
Total comprehensive income for the period	663	49,827	31,661	257,325
Attributable to:
Equity holders of the parent	211	49,518	30,047	254,119
Non-controlling interest	$ 452	$ 309	$ 1,614	$ 3,206

[1]	Net of (7,973) of Income tax.